Intangible assets and goodwill - Business acquisition pro forma information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pro forma supplemental information
Revenue arising from contracts with customers	$ 1,581.6
Net income (loss)	102.9	$ 69.0	$ 47.1
Pro forma, Revenue arising from contracts with customers	1,886.8
Pro forma, Net income (loss)	$ 73.5
Earnings (loss) per share
Basic	$ 0.46	$ 0.36	$ 0.25
Diluted	0.46	$ 0.36	$ 0.25
Pro forma, Basic	0.33
Pro forma, Diluted	$ 0.33
CCC
Pro forma supplemental information
Revenue arising from contracts with customers	$ 32.7
Net income (loss)	$ (1.7)
Earnings (loss) per share
Basic	$ (0.01)
Diluted	$ (0.01)
Revenue arising from contracts with customers	$ 395.4
Net income	76.5
Managed IT Services
Pro forma supplemental information
Pro forma, Revenue arising from contracts with customers	33.4
Pro forma, Net income (loss)	$ 3.3
Earnings (loss) per share
Pro forma, Basic	$ 0.02
Pro forma, Diluted	$ 0.02
Revenue arising from contracts with customers	$ 76.9
Net income	3.1
Lionbridge AI
Pro forma supplemental information
Revenue arising from contracts with customers	239.1
Net income (loss)	$ (31.0)
Earnings (loss) per share
Basic	$ (0.14)
Diluted	$ (0.14)
Revenue arising from contracts with customers	$ 0.0
Net income	$ 0.0